Note 32 - Capital Base and Capital Management - Leverage Ratio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Base And Capital Management
Tier 1 (Eligible capital resources)	€ 46,980	€ 50,083	€ 48,554
Exposure (thousand of euros)	€ 709,480	€ 747,216	€ 766,589
Leverage Ratio	6.62175%	6.70%	6.33%